UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22466

Agility Multi-Asset Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Agility Multi-Asset Income Fund

Financial Statements

For the Period Ended March 31, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Agility Multi-Asset Income Fund’s (the “Fund’s”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund, c/o UMB Fund Services at 235 West Galena Street, Milwaukee, WI 53212, or by calling toll-free at 1 (888) 449-4909. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary. You may elect to receive all future reports in paper free of charge.

You can inform the Fund or your financial intermediary, as applicable, that you wish to continue to receive paper copies of your shareholder reports by contacting them directly. Your election to receive reports in paper will apply to the Fund and all funds held through your financial intermediary, as applicable.

Agility Multi-Asset Income Fund

Table of Contents
For the Period Ended March 31, 2020 (Unaudited)

Schedule of Investments	2-6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9-10
Statement of Cash Flows	11
Financial Highlights	12-13
Notes to Financial Statements	14-24
Supplemental Information	25-26

Agility Multi-Asset Income Fund

Schedule of Investments

As of March 31, 2020 (Unaudited)

Strategy	Investments	Shares	Cost	Fair Value
Investment Funds — 90.60%
Exchange Traded Funds — 8.84%
Equity — 8.84%
	First Trust North American Energy Infrastructure Fund	284,478	$6,787,861	$5,060,864
	iShares Preferred & Income Securities ETF	229,183	6,265,192	7,297,187
	iShares US Financials ETF	7,585	1,014,771	737,869
	iShares US Technology ETF	4,509	1,000,681	921,594
			15,068,505	14,017,514
Mutual Funds — 11.20%
Fixed Income — 11.20%
	GMO Emerging Country Debt Fund	472,311	13,059,630	10,962,328
	Harbor High-Yield Bond Fund	789,835	7,870,860	6,800,476
Total Mutual funds			20,930,491	17,762,804
Private Investment Funds — 70.56%
Fixed Income — 63.71%
	AG REDI, Ltd.		8,000,000	4,862,770
	ArrowMark Income Opportunity Fund QP, Ltd.		20,293,530	16,666,867
	Beach Point Dynamic Income Offshore Fund, Ltd.		14,922,749	17,898,735
	Good Hill Overseas Fund Ltd		6,381,522	6,604,413
	Hudson Bay International Fund Ltd.		10,000,000	10,588,695
	MAM Corporate Loan Feeder Fund		9,817,010	8,373,496
	Melody Special Situations Offshore Credit Fund L.P.		10,391,128	9,971,375
	Napier Park ABS Income Fund (Cayman) LP		9,500,000	3,266,376
	Shenkman Opportunistic Credit Fund, Ltd.		15,000,000	14,988,478
	V&auml;rde Credit Partners (Offshore), Ltd.		9,500,000	7,808,050
			113,805,940	101,029,255
Reinsurance — 6.85%
	Aeolus Property Catastrophe Keystone PF Fund L.P.		11,746,718	10,869,345
Total Private Investment Funds			125,552,658	111,898,600
Total Investments in Investment Funds			161,551,654	143,678,918
Investments in Securities — 4.57%
Common Stocks — 4.57%
United States — 4.57%
Basic Materials — 0.45%
	Nucor Corp.	9,401	457,216	338,624
	Southern Copper Corp.	13,118	446,019	369,403
Communications — 0.22%
	The Interpublic Group of Cos, Inc.	21,932	492,380	355,079

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Schedule of Investments
As of March 31, 2020 (Unaudited) (continued)

Strategy	Investments	Shares	Cost	Fair Value
Investments in Securities — 4.57% (continued)
Common Stocks — 4.57% (continued)
Consumer, Cyclical — 1.01%
	Carnival Corp.	3,621	$191,264	$47,689
	Darden Restuarants, Inc.	1,416	159,837	77,115
	Delta Air Lines, Inc.	2,979	169,876	84,991
	General Motors Co.	11,694	398,516	243,002
	Genuine Parts Co.	5,222	521,571	351,598
	Hanesbrands, Inc.	11,746	157,972	92,441
	MSC Industrial Direct Co, Inc.	7,196	540,782	395,564
	PACCAR, Inc.	2,215	157,135	135,403
	Penske Automotive Group, Inc.	3,466	154,738	97,048
	Tapestry, Inc.	6,318	238,958	81,818
Consumer, Non-Cyclical — 0.56%
	Amgen, Inc.	742	135,192	150,426
	H&R Block, Inc.	21,342	522,932	300,495
	Johnson & Johnson	3,363	451,538	440,990
Energy — 0.23%
	Marathon Petroleum Corp.	3,151	167,476	74,427
	Phillips 66	5,286	519,496	283,594
Financial — 0.21%
	The Western Union Co.	18,462	363,172	334,716
Industrial — 1.03%
	CH Robinson Worldwide, Inc.	2,289	164,533	151,532
	Cummins, Inc.	1,360	207,293	184,035
	Emerson Electric Co.	2,287	152,383	108,976
	General Dynamics Corp.	920	160,034	121,725
	Packaging Corp of America	1,613	152,122	140,057
	Snap-On, Inc.	1,022	157,041	111,214
	Sonoco Products Co.	8,706	497,907	403,523
	United Parcel Service, Inc.	4,380	459,257	409,179
Technology — 0.26%
	International Business Machines Corp.	3,679	502,477	408,111
Utilities — 0.60%
	Alliant Energy Corp.	1,508	66,406	72,821
	Consolidated Edison, Inc.	2,833	251,415	220,974
	Dominion Energy, Inc.	3,134	219,753	226,243
	DTE Energy Co.	903	115,719	85,758
	New Jersey Resources Corp.	2,106	106,525	71,541
	Public Service Enterprise Group, Inc.	4,453	250,335	199,984
	Southwest Gas Holding, Inc.	1,166	89,715	81,107
Total Investments in Securities			9,798,985	7,251,203

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Schedule of Investments
As of March 31, 2020 (Unaudited) (continued)

Strategy	Investments	Shares	Cost	Fair Value
Short Term Investments — 6.46%
Money Market Funds — 6.46%
	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.50%[1]	9,754,274	$9,754,274	$9,754,274
	UMB Money Market Fiduciary, 0.01%[1]	475,026	475,026	475,026
Total Short Term Investments			10,229,300	10,229,300
Total Investments (Cost $181,579,939) — 101.63%				161,159,421
Liabilities in excess of other assets — (1.63%)				(2,587,942)
Net Assets — 100%				$158,571,479

[1]	The rate is the annualized seven-day effective yield at year end.

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Schedule of Investments
As of March 31, 2020 (Unaudited) (continued)

FUTURES CONTRACTS
Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Notional Value at March 31, 2020	Unrealized Appreciation (Depreciation)
73	US 10YR Note (CBT)	June 19, 2020	$10,076,281	$10,124,187	$47,906
(76)	S&P500 E-MINI	June 19, 2020	(9,752,115)	(9,764,860)	(12,745)

TOTAL FUTURES CONTRACTS			$324,166	$359,327	$35,161

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Schedule of Investments
As of March 31, 2020 (Unaudited) (continued)

Investment Funds by Strategy (as a percentage of net assets)
Investment Funds
Exchange Traded Funds
Equity	8.84%
Mutual Funds
Fixed Income	11.20%
Private Investment Funds
Fixed Income	63.71%
Reinsurance	6.85%
Total Private Investment Funds	70.56%
Total Investment Funds	90.60%
Investments in Securities
Common Stocks	4.57%
Short Term Investments
Money Market Funds	6.46%
Total Investments	101.63%
Other assets in excess of liabilities	(1.63)%
Total Net Assets	100.00%

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Statement of Assets and Liabilities

As of March 31, 2020 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $161,551,654)	$143,678,918
Investments in securities, at fair value (cost $20,028,285)	17,480,503
Cash deposited with brokers for futures contracts	1,381,048
Receivable for investments in Investment Funds sold	5,527,464
Unrealized appreciation on open futures contracts	47,906
Interest Receivable	4,766
Dividend Receivable	300,471
Prepaid expenses and other assets	74,814
Total Assets	168,495,890

Liabilities
Cash due to custodian	5,606
Unrealized depreciation on open futures contracts	12,745
Tenders payable	9,477,328
Management fee payable	104,806
Professional fees payable	82,001
Subscriptions received in advance	100,000
Accounting and administration fees payable	40,428
Investor Distribution and Servicing Fees payable (Class A)	35,842
Transfer agent fees payable	15,645
Accounts payable and other accrued expenses	50,010
Total Liabilities	9,924,411
Net Assets	$158,571,479

Composition of Net Assets:
Paid-in capital	$215,703,107
Total distributable earnings	(57,131,628)
Net Assets	$158,571,479

Net Assets Attributable to:
Class A Shares	$17,685,004
Class I Shares	140,886,476
$158,571,479

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized):
Class A Shares	22,081
Class I Shares	167,520
189,601

Net Asset Value per Share:
Class A Shares	$800.90
Class I Shares	$841.01

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Statement of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

Investment Income
Dividend income	$3,034,375
Interest income	69,398
Total Income	3,103,773

Expenses
Management fees	743,696
Administrative and custodian fees	187,668
Professional fees	120,635
Investor Distribution and servicing fee (Class A)	76,324
Chief Compliance Officer fees	29,224
Other operating expenses	82,722
Total Expenses, before interest expense	1,240,269
Interest expense	0
Total Expenses	1,240,269

Net Investment Income	1,863,504

Net Realized Gain and Change in Unrealized Appreciation/Depreciation on Investments
Net realized gain on investments	2,417,090
Net realized gain on futures contracts	1,581,106
Net change in unrealized appreciation (depreciation) on investments	(32,083,897)
Net change in unrealized appreciation on futures contracts	1,266
Net Realized Loss and Change in Unrealized Appreciation on Investments	(28,084,435)

Net Decrease in Net Assets Resulting from Operations	$(26,220,931)

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Changes in Net Assets Resulting from Operations
Net investment income	$1,863,504	$5,294,287
Net realized gain on investments and futures contracts	3,998,196	7,719,933
Net change in unrealized depreciation on investments and futures contracts	(32,082,631)	(5,508,537)
Net Change in Net Assets Resulting from Operations	(26,220,931)	7,505,683

Distributions to investors
Class A	(981,223)	(851,765)
Class I	(8,158,440)	(7,766,408)
Net Change in Net Assets from Distributions to Investors	(9,139,663)	(8,618,173)

Change in Net Assets Resulting from Capital Transactions
Class A
Proceeds from issuance of shares	133,370	519,559
Reinvested distributions	591,508	434,042
Cost of shares repurchased	(1,435,670)	(6,346,861)
Early withdrawal fees	—	12,018
Total Class A Transactions	(710,792)	(5,381,242)

Class I
Proceeds from issuance of shares	1,346,630	4,358,941
Reinvested distributions	2,313,970	1,997,952
Cost of shares repurchased	(17,067,128)	(79,117,558)
Early withdrawal fees	—	42,581
Total Class I Transactions	(13,406,527)	(72,718,084)

Net Change in Net Assets Resulting from Capital Transactions	(14,117,320)	(78,099,326)

Total Net Decrease in Net Assets	(49,477,914)	(79,211,816)

Net Assets
Beginning of period	208,049,393	287,261,209
End of period	$158,571,479	$208,049,393

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Statements of Changes in Net Assets (continued)

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Shareholder Activity
Class A Shares
Shares sold	142	538
Reinvested distributions	624	468
Shares repurchased	(1,599)	(6,677)
Net Change in Class A Shares Outstanding	(833)	(5,671)

Class I Shares
Shares sold	1,343	4,396
Reinvested distributions	2,329	2,073
Shares repurchased	(18,783)	(79,522)
Net Change in Class I Shares Outstanding	(15,111)	(73,053)

Total Change in Shares Outstanding	(15,944)	(78,724)

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Statement of Cash Flows

For the Six Months Ended March 31, 2020 (Unaudited)

Cash Flows From Operating Activities
Net decrease in net assets from operations	$(26,220,931)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net realized (gain) loss from investments	(2,417,090)
Net change in unrealized (appreciation)/depreciation on investments	32,083,897
Purchases of investments in Investments Funds	(58,441,727)
Purchases of investments in securities	(7,934,826)
Purchases of short term investments	(67,963,913)
Sales of investments in Investments Funds	69,388,349
Sales of investments in securities	23,037,479
Sales of short term investments	76,617,082
(Increase)/ Decrease in Assets:
Increase in receivable for investments in Investment Funds sold	(5,527,464)
Decrease in unrealized appreciation on open futures contracts	128,394
Increase in dividends receivable	(272,734)
Decrease in interest receivable	24,100
Decrease in prepaid expenses and other assets	5,392
Increase/(Decrease) in Liabilities:
Decrease in unrealized depreciation on open futures contracts	(129,660)
Decrease in management fees payable	(171,106)
Decrease in Investor Distribution and Servicing Fees payable	(5,954)
Decrease in professional fees payable	(38,232)
Decrease in accounting and administration fees payable	(54,147)
Decrease in transfer agent fees payable	(21,375)
Increase in accounts payable and other accrued expenses	19,576
Net Cash Provided by Operating Activities	32,105,110

Cash Flows from Financing Activities
Proceeds from issuance of shares (net of change in subscriptions received in advance of $0)	1,480,000
Distributions to shareholders (net of change in distributions payable of $(1,709,204))	(7,943,389)
Payments for shares repurchased, (net of change in payable for shares repurchased of(6,465,489))	(24,968,287)
Early withdrawal fees	—
Net Cash Used in Financing Activities	(31,431,676)

Cash and cash equivalents
Net change in Cash	673,434
Cash and cash equivalents at beginning of period	702,008
Cash at end of period	$1,375,442
Supplemental disclosure of non-cash activities
Reinvested distributions	$2,905,478
Cash paid during the year for interest expense	$—

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Financial Highlights

Class A Shares

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

	Class A Shares
	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Year Ended September 30, 2015
Per Share Operating Performance:
Net Asset Value, beginning of period	$972.41		$976.28	$1,004.04	$990.58	$952.94		$1,072.60
Activity from investment operations:(1)
Net investment income (loss)	5.82		14.41	7.32	5.14	6.31	(2)	(0.48	)(2)
Net realized and unrealized gain (loss) on investments	(134.66)		11.98	4.98	59.92	66.79	(2)	(74.75	)(2)
Total from investment operations	(128.84)		26.39	12.30	65.06	73.10		(75.23)

Distributions to shareholders
From net investment income	(42.67)		(30.72)	(40.06)	(51.60)	(27.12)		(14.98)
From net realized gains	—		—	—	—	(8.34)		(29.45)
Total distributions to shareholders	(42.67)		(30.72)	(40.06)	(51.60)	(35.46)		(44.43)

Early Withdrawal Fee Proceeds(1),(8)	—		0.46

Net Asset Value, end of period	$800.90		$972.41	$976.28	$1,004.04	$990.58		$952.94

Net Assets, end of period (in thousands)	$17,685		$22,282	$27,907	$32,441	$35,779		$53,681

Ratios/Supplemental Data:
Net investment income/(loss)	1.25	%(6)	1.51%	0.76%	0.54%	0.76	%(2)	(0.04	)%(2)

Net Expenses (3),(4)	1.90	%(6)	2.16%	2.11%	2.11%	2.03%		2.01%

Portfolio Turnover Rate	34.84	%(7)	28.02%	44.33%	17.04%	39.27%		36.53%
Total Return (5)	(13.91	)%(7)	2.94%	1.26%	6.76%	7.87%		(7.22)%

(1)	Based on average Shares outstanding throughout the period.
(2)	Prior fiscal year amounts have been adjusted as a result of reclassifications made to decrease net investment income and increase realized gains.
(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.
(4)	The expense and net investment income (loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests
(5)

Total return based on per share net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(6)	Annualized for periods less than one full year.
(7)	Not annualized.
(8)	Prior to fiscal year end 2019, early withdrawal fees were not displayed.

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Financial Highlights
Class I Shares

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

	Class I Shares
	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Year Ended September 30, 2015
Per Share Operating Performance:
Net Asset Value, beginning of period	$1,017.17		$1,014.35	$1,034.71	$1,012.31	$967.22		$1,082.51
Activity from investment operations:(1)
Net investment income	9.63		22.21	14.45	12.58	12.42	(2)	4.93	(2)
Net realized and unrealized gain (loss) on investments	(141.36)		12.92	5.25	61.42	68.13	(2)	(75.79	)(2)
Total from investment operations	(131.73)		35.13	19.70	74.00	80.55		(70.86)

Distributions to shareholders
From net investment income	(44.43)		(32.47)	(40.06)	(51.60)	(27.12)		(14.98)
From net realized gains	—		—	—	—	(8.34)		(29.45)
Total distributions to shareholders	(44.43)		(32.47)	(40.06)	(51.60)	(35.46)		(44.43)

Early Withdrawal Fee Proceeds(1),(8)	—		0.16

Net Asset Value, end of period	$841.01		$1,017.17	$1,014.35	$1,034.71	$1,012.31		$967.22

Net Assets, end of period (in thousands)	$140,886		$185,767	$259,355	$292,453	$289,726		$359,277

Ratios/Supplemental Data:
Net investment income/(loss)	1.97	%(6)	2.23%	1.44%	1.24%	1.32	%(2)	0.46	%(2)

Net Expenses (3),(4)	1.18	%(6)	1.44%	1.40%	1.39%	1.42%		1.50%

Portfolio Turnover Rate	34.84	%(7)	28.02%	44.33%	17.04%	39.27%		36.53%
Total Return (5)	(13.60	)%(7)	3.67%	1.95%	7.52%	8.53%		(6.74)%

(1)	Based on average Shares outstanding throughout the period.
(2)	Prior fiscal year amounts have been adjusted as a result of reclassifications made to decrease net investment income and increase realized gains.
(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.
(4)	The expense and net investment income (loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests
(5)

Total return based on per share net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(6)	Annualized for periods less than one full year.
(7)	Not annualized.
(8)	Prior to fiscal year end 2019, early withdrawal fees were not displayed.

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Notes to Financial Statements

March 31, 2020 (Unaudited)

Note 1 – Organization

Agility Multi-Asset Income Fund (formerly GAI Agility Income Fund) (the “Fund”), is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end management investment company. Perella Weinberg Partners Capital Management LP (the “Adviser”), a Delaware limited partnership, serves as the investment adviser to the Fund. Prior to July 1, 2019 Wells Fargo Investment Institute, Inc. (the “Former Adviser”) served as the investment adviser to the Fund and the Adviser served as the sub-adviser to the Fund.

The principal investment objective of the Fund is to seek positive investment returns over various market cycles, with a majority of such returns derived from income. The Fund also seeks, over time, to preserve the “real purchasing power” of an investment in the Fund through capital appreciation of the Fund’s investments in an amount that is equal to or exceeds the rate of inflation (as measured by the consumer price index).

The Fund invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds and exchange traded products (collectively, “Investment Funds”). Investment Funds will be managed by investment advisers or investment managers (collectively, “Investment Managers”) who are not expected to be affiliated with the Adviser. Exchange traded products may include exchange traded funds (“ETFs”), as well as commodity pools and other commodity-based vehicles that seek to track a commodity index or benchmark and are traded on an exchange. The Fund may also invest in exchange traded notes (“ETNs”) or invest its assets directly. Direct investments may include, among others, equity securities, other securities and other investments that are expected to generate income, as well as non-income oriented securities and investments, such as swaps or other types of derivatives for investment, hedging, risk management or other purposes. The Adviser may cause the Fund to maintain such cash holdings as the Adviser may from time to time deem to be appropriate, and those holdings may at times comprise a material portion of the Fund’s assets. There can be no assurance that the Fund’s investment objective will be achieved or that the Fund will not incur losses.

The Fund’s Board of Trustees (the “Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying financial statements of the Fund are stated in U.S. dollars. The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

(a) Valuation of Investments

The Fund values its investments in Investment Funds that are publicly traded on an active exchange or that prepare and publish a daily net asset value per share (“Mutual Funds and ETFs”) and its investments in securities that trade on active exchanges at fair value and its investments in private Investment Funds (“Private Investment Funds”) in accordance with procedures established in good faith by the Board using net asset value per share. The fair value of Mutual Funds is based on reported net asset value per share, and the fair value of ETFs and investments in securities is based on quoted market prices at the close of trading on the active exchanges on which the securities are traded on the reporting date. The fair value of a Private Investment Fund ordinarily will be the net asset value of that Private Investment Fund determined and reported by

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2020 (Unaudited) (continued)

Note 2 – Significant Accounting Policies (continued)

the Private Investment Fund in accordance with the valuation policies established by the Private Investment Fund and/or its investment manager, absent information indicating that such net asset value does not represent the fair value of the Private Investment Fund. The Fund could reasonably expect to receive the net asset value of its interests from the Private Investment Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In particular, FASB Topic 820, Fair Value Measurements (“ASC 820”) permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the “NAV”), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. A listing of each investment made by the Fund by strategy can be found in the tables within the Schedule of Investments.

Due to the nature of the investments held by the Private Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Private Investment Funds and the fair value of the Fund’s interests in the Private Investment Funds. Furthermore, changes to the liquidity provisions of the Private Investment Funds may significantly impact the fair value of the Fund’s interests in the Private Investment Funds. Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that a Private Investment Fund’s reported valuation does not represent fair value. If it is determined that the Private Investment Fund’s reported valuation does not represent fair value, the Adviser may choose to make adjustments to reflect the fair value. During the six month period ended March 31, 2020, no such adjustments were deemed necessary by the Adviser. In addition, the Fund may not have a Private Investment Fund’s reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such a Private Investment Fund based on any relevant information available at the time. The Board has also established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.

The Fund may invest in Investment Funds that purchase and sell futures contracts and options on futures contracts or engage in swap transactions, or may purchase and sell such instruments and engage in such transactions directly. The Adviser currently relies on the no-action relief afforded by Commodity Futures Trading Commission (“CFTC”) Staff Letter No. 12-38. Therefore, the Adviser will not be required to deliver a CFTC disclosure document to Fund investors (“Shareholders”), nor will it be required to provide Shareholders certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered Commodity Pool Operators. Although the Adviser is registered as a “commodity trading advisor” with the CFTC, it will operate the Fund pursuant to CFTC Rule 4.14(a)(8). As of the date of these financial statements, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and any other exemptions in the future. Additional CFTC regulation (or a choice to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to an Investment Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to an Investment Fund.

(b) Federal Income Taxes

The Fund elects to be treated as, and qualifies as, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required. In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2020 (Unaudited) (continued)

Note 2 – Significant Accounting Policies (continued)

prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s financial statements as of March 31, 2020.

The Fund’s income and federal excise tax returns and all financial records supporting the 2017, 2018 and 2019 returns are subject to examination by the federal and Delaware revenue authorities.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of March 31, 2020, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(c) Investment Transactions and Related Income

The Fund’s investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are determined using the first-in first-out cost basis method for financial reporting. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds. That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/(depreciation) and not as income or expense on the Statement of Operations.

(d) Cash and Cash Equivalents

Cash and cash equivalents may include demand deposits and highly liquid investments with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value. The Fund deposits its cash and cash equivalents with highly-rated banking corporations and, at times, may exceed the insured limits under applicable law. The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.

(e) Distributions to Shareholders

The Fund intends to make regular quarterly distributions to Shareholders sourced from the Fund’s amount available for distribution consisting of the Fund’s dividend income, and net realized and unrealized gains on investments, after accounting for Fund expenses. All distributions will be paid to Shareholders and automatically reinvested pursuant to the Fund’s Dividend Reinvestment Plan (“DRP”) unless a Shareholder has elected not to participate in the DRP. An election by a Shareholder not to participate in the DRP, and to receive all income distributions and/or capital gain distributions, if any, directly rather than having such distribution reinvested in the Fund, must be made by indicating such election in the Shareholder’s subscription agreement or by notice to a Shareholder’s intermediary (who should be directed to provide notice to the Fund, if applicable, or the Fund’s administrator).

Distributions to Shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

(f) Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates and the differences could be material.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2020 (Unaudited) (continued)

Note 2 – Significant Accounting Policies (continued)

(g) Fund Expenses

The Fund bears all expenses incurred in its business and operations, and records them on an accrual basis. Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses. Operating expenses also include: (1) certain investment related expenses, (2) interest and commitment expense on any borrowings, if any; and (3) all costs and expenses associated with the registration of the Fund and/or its securities under, and in compliance with, any applicable federal and state laws.

Note 3 – Investment Advisory and Other Agreements

Pursuant to the advisory agreement between the Fund and the Adviser, the Fund pays the Adviser each month a Management Fee equal to one-twelfth of 0.75% of the aggregate net asset value of outstanding Shares (borne by Class A and Class I Shares on a pro rata basis) determined as of the last business day of that month (before any repurchases of Shares). Prior to July 1, 2019, the Fund paid the Former Adviser each month, after waivers, a Management Fee equal to one-twelfth of 1.00% of the aggregate net asset value of outstanding Shares (borne by Class A and Class I Shares on a pro rata basis) determined as of the last business day of that month (before any repurchases of Shares).

The Fund has entered into an expense limitation agreement that limits the Fund’s annualized ordinary fund-wide operating expenses to 2.00% through June 30, 2020 (the “Expense Limitation Agreement”) and which may or may not be renewed annually thereafter. Class I Shares have no class-specific expenses. Shareholders holding Class A Shares will pay (in addition to up to 2.00% annually of the Fund’s average net assets attributable to each share class in ordinary fund-wide operating expenses) an additional annualized amount of up to 0.75% (the “Investor Distribution and Servicing Fee”), for a total of up to 2.75%. Ordinary fund-wide operating expenses exclude the Fund’s borrowing and other investment-related costs, Investment Fund and Investment Manager fees and expenses, taxes, litigation and indemnification expenses, judgments, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and the Investor Distribution and Servicing Fee charged to Class A Shareholders. Ordinary fund-wide operating expenses include, for the avoidance of doubt, the Management Fee and the Fund’s start-up, offering and organizational expenses. In addition, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s ordinary fund-wide operating expenses (exclusive of the Investor Distribution and Servicing Fee charged to Class A Shareholders) fall below the annualized rate of 2.00% per year. The Fund, however, is not obligated to pay any such amount more than three years after the Adviser deferred a fee or reimbursed an expense. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above. As of March 31, 2020, there was no amount subject to recoupment within three years after the end of the fiscal year in which the Adviser reimbursed the expenses. As of March 31, 2020, there were no expenses reimbursable by the Adviser.

Effective July 1, 2019, under the terms of the wholesaling and placement agent agreement between the Fund and UMB Distribution Services, LLC (the “Placement Agent”) (the “Wholesaling and Placement Agent Agreement”), the Placement Agent is authorized to retain brokers, dealers and certain financial advisors for distribution services and to provide ongoing investor services and account maintenance services to Shareholders purchasing Shares that are their customers (“Investor Service Providers”). These services include, but are not limited to, handling Shareholder inquiries regarding the Fund (e.g. responding to questions concerning investments in the Fund, capital account balances, and reports and tax information provided by the Fund); assisting in the enhancement of relations and communications between Shareholders and the Fund; assisting in the establishment and maintenance of Shareholder accounts with the Fund; assisting in the maintenance of Fund records containing Shareholder information; and providing such other information and Shareholder liaison services as the Fund or the Placement Agent may reasonably request.

Under the Wholesaling and Placement Agent Agreement, the Fund will pay a quarterly Investor Distribution and Servicing Fee out of Class A Share net assets at the annual rate of 0.75% of the aggregate NAV of Class A Shares that have been outstanding for more than twelve (12) months, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid quarterly. The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to Investor Service Providers and for the Placement Agent’s ongoing investor servicing. The Placement Agent may pay all or a portion of the Investor Distribution and Servicing Fee it receives to other Investor Service Providers, acting as sub-placement agents, which may include affiliates of the Adviser. Each Investor Service Provider is paid based on the aggregate net asset value of outstanding Class A Shares held by Shareholders that receive services from such

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2020 (Unaudited) (continued)

Note 3 – Investment Advisory and Other Agreements (continued)

Investor Service Provider that have been outstanding for more than twelve (12) months. Pursuant to the conditions of an exemptive order issued by the SEC, the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares.

Class I Shares are not subject to the Investor Distribution and Servicing Fee.

Under the terms of the Wholesaling and Placement Agent Agreement, the Placement Agent’s sub-agents are entitled to receive a placement fee based on the net amount of Class A Shares purchased by a Shareholder (the “Class A Share Placement Fee”). In determining the applicable Class A Share Placement Fee at the time of investment in Class A Shares, the amount of a Shareholder’s investment in Class A Shares (whether initial or additional) will be aggregated with the value of (i) the Shareholder’s investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser and (ii) investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser held by the Shareholder’s “Immediate Family Members” (as defined in the Fund’s subscription agreement). The Shareholder must indicate in the subscription agreement who such “Immediate Family Members” are and the amounts of their investments.

The Class A Share Placement Fee shall be deducted from the initial or additional subscriptions provided by the Shareholder and, subject to certain exceptions and waivers listed in the Fund’s Private Placement Memorandum, is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six months ended March 31, 2020, Class A Share Placement Fees paid to sub-agents of the Placement Agent by Shareholders upon subscription into the Fund were $500.

In addition, the Placement Agent (or one of its affiliates) may, from its own resources, make payments to brokers, dealers and Investor Service Providers for the provision of sales training, product education and access to sales staff, the support and conduct of due diligence, balance maintenance, the provision of information and support services to clients, inclusion on preferred provider lists and the provision of other services with respect to Shares.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Prior to July 1, 2019 BNY Mellon Investment Servicing (U.S.) Inc. served in these roles.

Certain trustees and officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the six months ended March 31, 2020, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator are reported on the Statement of Operations.

Effective July 1, 2019, Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2020, are reported on the Statement of Operations. Prior to July 1, 2019, an employee of the Former Adviser served as CCO and did not receive separate compensation from the Fund for that role.

Note 4 – Federal Income Taxes

At March 31, 2020, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$182,308,297
Gross unrealized appreciation	$5,097,080
Gross unrealized depreciation	(26,245,956)
Net unrealized depreciation on investments	$(21,148,876)

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2020 (Unaudited) (continued)

Note 4 – Federal Income Taxes (continued)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended September 30, 2019, permanent differences in book and tax accounting primarily from investments in passive foreign investment companies, have been reclassified to paid-in capital and total distributable earnings as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$(3,204,100)	$3,204,100

As of September 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$7,535,932
Undistributed long-term gains	—
Accumulated capital and other losses	(26,654,750)
Dividends payable	(1,709,204)
Unrealized depreciation on investments	(943,012)
Total accumulated deficit	$(21,771,034)

As of September 30, 2019, the Fund has a net long-term non-expiring capital loss carryover of $26,495,387. Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended September 30, 2019, the Fund utilized $1,687,789 of its capital loss carryover.

The tax character of distributions paid during the fiscal years ended September 30, 2019 and September 30, 2018 were as follows:

Distribution paid from:	2019	2018
Ordinary income	$8,618,173	$12,754,247
Net long-term capital gains	—	—
Total taxable distributions	$8,618,173	$12,754,247

Note 5 – Investment Transactions

For the six months ended March 31, 2020, purchases and sales of investments, excluding short-term investments, were $66,376,553 and $92,425,828, respectively.

Note 6 – Investments in Investment Funds

The Adviser monitors the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements and the Investment Funds’ portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with Investment Managers.

Complete information about the underlying investments held by certain of the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets as of March 31, 2020.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2020 (Unaudited) (continued)

Note 6 – Investments in Investment Funds (continued)

The following table summarizes the Fund’s investments in the Investment Funds during the six months ended March 31, 2020, none of which were related parties. The Fund indirectly bears fees and expenses as an investor in the Investment Funds. Each investor of each Investment Fund will pay the Investment Manager of the Investment Fund a management fee. The fee rate varies and ranges from 0.15% to 2.00% per annum of the NAV of that Investment Fund. Additionally, the Investment Manager of each Investment Fund will generally receive an incentive fee/allocation from each investor ranging from 10% to 20% of any net new appreciation of that Investment Fund as of the end of each performance period for which an incentive fee/allocation is calculated.

Investments in Investment Funds	% of Fund’s Total Investments In Investment Funds Fair Value	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/ Loss	Redemptions Permitted*	Primary Geographic Location
Beach Point Dynamic Income Offshore Fund, Ltd.	12.5%	$17,898,735	$(4,575,793)	$1,928,158	Monthly	Cayman Islands
ArrowMark Income Opportunity Fund QP, Ltd.	11.6	16,666,867	(2,404,695)	—	Quarterly	Cayman Islands
Shenkman Opportunistic Credit Fund, Ltd.	10.4	14,988,478	(836,025)	—	Quarterly	Cayman Islands
GMO Emerging Country Debt Fund	7.6	10,962,328	(2,117,648)	(154,808)	Daily	United States
Aeolus Property Catastrophe Keystone PF Fund L.P.	7.6	10,869,345	836,138	(656,422)	Semi-Annually	Bermuda
Hudson Bay International Fund Ltd.	7.4	10,588,695	523,767	—	Quarterly	Cayman Islands
Melody Special Situations Offshore Credit Fund L.P.	6.9	9,971,375	(1,636,034)	59,631	In Liquidation	Cayman Islands
MAM Corporate Loan Feeder Fund	5.8	8,373,496	(1,700,116)	—	Monthly	Ireland
Värde Credit Partners (Offshore), Ltd.	5.4	7,808,050	(1,691,950)	—	Quarterly	Cayman Islands
iShares Preferred and Income Securities ETF	5.1	7,297,187	1,031,994	—	Daily	United States
Harbor High-Yield Bond Fund	4.7	6,800,476	(1,130,328)	171,683	Daily	United States
Good Hill Overseas Fund Ltd	4.6	6,604,413	(1,795,348)	—	Quarterly	Cayman Islands
First Trust North American Energy Infrastructure Fund	3.5	5,060,864	(2,525,052)	286,160	Daily	United States
AG REDI, Ltd.	3.4	4,862,770	(3,137,230)	—	Quarterly	British Virgin Islands
Napier Park ABS Income Fund (Cayman) LP	2.3	3,266,376	(6,233,624)	—	Quarterly	Cayman Islands
iShares US Technology ETF	0.7	921,594	(79,086)	70,387	Daily	United States
iShares US Financials ETF	0.5	737,869	(276,902)	18,864	Daily	United States
Lazard Global Listed Infrastructure Portfolio	—	—	(943,635)	(276,727)	Daily	United States
Total Investments in Investment Funds	100.0%	$143,678,918	$(28,691,566)	$1,446,926

*

Subject to the terms of the offering memorandums of the Investment Funds. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods for the Private Investment Funds range from 14 to 90 days.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2020 (Unaudited) (continued)

Note 6 – Investments in Investment Funds (continued)

While redemptions are permitted per the terms of the offering memorandums of the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the Investment Manager of such Investment Fund. Moreover, certain Private Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Private Investment Funds. No such amendments were put in place during the six months ended March 31, 2020. The Fund had no unfunded capital commitments as of March 31, 2020.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of March 31, 2020:

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

Note 7 – Fair Value Measurements and Disclosure

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●

Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●

Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in Mutual Funds and ETFs, and investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2020 (Unaudited) (continued)

Note 7 – Fair Value Measurements and Disclosure (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments and other financial instruments as of March 31, 2020 is as follows:

Description	Total Fair Value at 3/31/2020	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value
Assets
Exchange Traded Funds
Equity	$14,017,514	$14,017,514	$—	$—	$—
Mutual Funds
Fixed Income	17,762,804	17,762,804	—	—	—
Investments in Securities
Common Stocks	7,251,203	7,251,203	—	—	—
Private Investment Funds (1)	111,898,600	—	—	—	111,898,600
Money Market Funds	10,229,300	10,229,300
Total Investments	$161,159,421	$49,260,821	$—	$—	$111,898,600
Other Financial Instruments(2)
Futures Contracts	47,906	47,906	—	—	—
Total Assets	$161,207,327	$49,308,727	$—	$—	$111,898,600

Liabilities
Other Financial Instruments(2)
Futures Contracts	$12,745	$12,745	$—	$—	$—
Total Liabilities	$12,745	$12,745	$—	$—	$—

(1)	Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities.

(2)	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no Level 3 securities held during the year nor any transfers into or out of Level 3 of the fair value hierarchy.

Note 8 – Derivatives and Hedging Disclosure

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging. Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts during the six months ended March 31, 2020.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2020 (Unaudited) (continued)

Note 8 – Derivatives and Hedging Disclosure (continued)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2020 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Futures Contracts	Unrealized appreciation on open futures contracts	$47,906	Unrealized depreciation on open futures contracts	$12,745
Total		$47,906		$12,745

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2020 are as follows:

Net Realized Gain on Futures Contracts	$1,581,106

Net Change in Unrealized Appreciation on Futures Contracts	$1,266

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2020 are as follows:

Derivative	Quarterly Average	Notional Amount
Futures Contracts - Purchased	Average Notional Value	$5,052,296
Futures Contracts - Written	Average Notional Value	(4,947,535)

Note 9 – Capital Share Transactions

The Fund offers two separate classes of Shares, Class I Shares and Class A Shares, to investors eligible to invest in the Fund.

The Fund accepts initial and additional subscriptions for Shares on subscription dates, which occur only once each month, effective as of the beginning of the first calendar day of the month at the relevant NAV per Share of the Fund as of the end of the last calendar day of the prior month. All Class A Share subscriptions accepted into the Fund are received net of Class A Share Placement Fees. The Fund Board may discontinue accepting subscriptions at any time.

Because the Fund is a closed-end fund, and Shareholders do not have the right to require the Fund to redeem Shares, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders, in order to provide a limited degree of liquidity to Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Adviser expects to ordinarily recommend that the Board authorize the Fund to offer to repurchase Shares from Shareholders quarterly with March 31, June 30, September 30 and December 31 valuation dates (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2% early withdrawal fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those shares held the longest first.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2020 (Unaudited) (continued)

Note 9 – Capital Share Transactions (continued)

For the six months ended March 31, 2020, transactions in the Fund’s Shares were as follows:

	Subscriptions (in Shares)	Subscriptions	Reinvestment of Distributions (in Shares)	Reinvestment of Distributions	Shares Repurchased (in Shares)	Shares Repurchased
Class A	142	$133,370	624	$591,508	(1,599)	$(1,435,670)
Class I	1,343	1,346,630	2,329	2,313,970	(18,783)	(17,067,128)
	1,485	$1,480,000	2,953	$2,905,478	(20,382)	$(18,502,798)

Note 10 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 11 – New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Fund has adopted ASU 2018-13 with these financial statements.

Note 12 – Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Agility Multi-Asset Income Fund

Supplemental Information

March 31, 2020 (Unaudited)

Tax Information

For the year ended September 30, 2019, 38.13% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended September 30, 2019, 34.73% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1 (888) 449-4909 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund 1 (888) 449-4909 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to its report on Form N-Q’s successor form, Form N-PORT). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1 (888) 449-4909.

Change in Independent Registered Public Accounting Firm

KPMG LLP (“KPMG”) was dismissed as the independent registered public accounting firm for the Fund effective July 18, 2019. During the Fund’s two most recent fiscal years ended September 30, 2017 and 2018, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended September 30, 2017 and 2018 and the interim period from September 30, 2018 to July 18, 2019, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years. During the Fund’s two most recent fiscal years and the subsequent interim period from September 30, 2018 to July 18, 2019, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

On September 16, 2019, the Fund, by actions of its Audit Committee and Board of Trustees, including a majority of the Independent Trustees, selected Cohen & Company Ltd. (“Cohen”) as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ended September 30, 2019. During the Fund’s two most recent fiscal years ended September 30, 2017 and 2018 and the subsequent interim period from September 30, 2018 to September 16, 2019, neither the Fund nor anyone on its behalf consulted Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Agility Multi-Asset Income Fund

Supplemental Information
March 31, 2020 (Unaudited) (continued)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

UMB Distribution Services, LLC, Distributor

P.O. Box 2175
Milwaukee, WI 53201-1811
1-888-449-4909

ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)         The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Agility Multi-Asset Income Fund

By (Signature and Title)		/s/ Kent Muckel
Kent Muckel, President
(Principal Executive Officer)

Date	June 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Kent Muckel
Kent Muckel, President
(Principal Executive Officer)

Date	June 9, 2020

By (Signature and Title)		/s/ Philip Alfonsin
Philip Alfonsin, Treasurer
(Principal Financial Officer)

Date	June 9, 2020

Print the name and title of each signing officer under his or her signature.